RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The following summarizes the transactions between the Company and Sanovas for the years ended December 31, 2023 and 2022:

	Year Ended
	December 31,	December 31,
	2023	2022

Balance due to Sanovas – beginning of year	$427,933	$142,721

Costs paid by Sanovas on the Company’s behalf	-	79,290
Costs of Sanovas allocated to the Company	561,640	453,047
Proceeds from costs charged by Sanovas to the Company, net	103,274	692,677
Retirement of due to Sanovas through the issuance of shares to Sanovas Ophthalmology	(1,090,087)	(939,802)

Balance due to Sanovas - end of year	$2,760	$427,933